Other Financial Liabilities - Summary of Changes in Reserve for Cash Flow Hedges (Detail) - Reserves for Cash Flow Hedges [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Financial Liabilities [Line Items]
Balance in hedging reserves (hedging revenues) at the beginning of the year, net	$ (8,683)	$ (9,453)	$ (9,882)
Foreign currency exchange differences recorded in equity, net	(980)	(1,299)	424
Recognition of foreign currency exchange differences revenue, net	1,601	1,268	189
Foreign currency translation differences	790	801	(184)
Balance in hedging reserves (hedging revenues) at the end of the year, net	$ (7,272)	$ (8,683)	$ (9,453)